1875 K Street, N.W.
Washington, DC 20006-1238

Tel: 202 303 1000
Fax: 202 303 2000

December 22, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares, Inc. (the “Company”)

(Securities Act File No. 033-97598

Investment Company Act File No. 811-09102)

Post-Effective Amendment No. 539

Ladies and Gentlemen:

On behalf of the Company, we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 539 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. The Amendment relates solely to iShares Euro High Yield Corporate Bond USD Hedged ETF (the “Fund”), a series of the Company.

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act, and accordingly it will become automatically effective 60 days after filing.

The Amendment is being filed to reflect the following material changes to the Fund’s prior annual update filing, Post-Effective Amendment No. 535, filed pursuant to Rule 485(b), which became effective on February 28, 2025. The Amendment also reflects other non-material changes as the Company deems appropriate.

The following information is provided to assist the staff of the U.S. Securities and Exchange Commission in its review of the Amendment:

The changes to the Fund’s name, ticker, underlying index, and investment objective as highlighted below and further described in a filing made on August 29, 2025, pursuant to Rule 497 under the 1933 Act, which took effect on November 3, 2025.

BRUSSELS CHICAGO DALLAS FRANKFURT HAMBURG HOUSTON  LONDON LOS ANGELES

MILAN MUNICH NEW YORK PALO ALTO PARIS ROME SAN FRANCISCO WASHINGTON

December 22, 2025

Comparison of the Fund’s Prior and New Name

Prior Fund Name	New Fund Name
iShares International High Yield Bond ETF	iShares Euro High Yield Corporate Bond USD Hedged ETF

Comparison of the Fund’s Prior and New Ticker

Prior Ticker	New Ticker
HYXU	EUHY

Comparison of the Fund’s Prior and New Underlying Index

Prior Underlying Index	New Underlying Index
Markit iBoxx Global Developed Markets ex-US High Yield Index	Bloomberg Pan-European High Yield (Euro) TR Index Hedged USD

Comparison of the Fund’s Prior and New Investment Objective

Prior Investment Objective	New Investment Objective
The iShares International High Yield Bond ETF seeks to track the investment results of an index composed of euro, British pound sterling and Canadian dollar-denominated, high yield corporate bonds.

The iShares Euro High Yield Corporate Bond USD

Hedged ETF seeks to track the investment results of

an index composed of Euro-denominated high yield

bonds that mitigates exposure to fluctuations between

the value of the Euro and the U.S. dollar.

*  *  *

The Amendment follows the general format used by previous filings of iShares Trust (the “Trust”) (Securities Act File No. 333-92935, Investment Company Act File No. 811-09729), and much of the disclosure is substantially similar to the disclosure included in previous filings of the Trust. As an example, the Amendment follows the format used by, and much of the disclosure is substantially similar to, the Post-Effective Amendment No. 2,832, filed pursuant to Rule 485(a)(1) by the Trust on June 23, 2025, relating to iShares Core U.S. REIT ETF, which was reviewed by the Staff and became effective on August 29, 2025. The Company notes that the Fund’s description of its investment objective, principal investment strategies, risk factors, and portfolio management is specific to the Fund.

December 22, 2025

The operations of the Fund, the description of the shares offered, and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Company, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1020.

Sincerely,

/s/ Lancelot A. King
Lancelot A. King

cc:	Marisa Rolland

Adithya Attawar

Jennifer Kerslake

Timothy Kahn

Michael Gung

George Rafal

Toree Ho

Benjamin J. Haskin

Jacob Olliffe

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).